Other Intangible Assets, Net (Tables) - Other intangible assets	12 Months Ended
Dec. 31, 2016
Significant Components of Contract Acquisition Costs, Net of Accumulated Amortization

	2016
(in thousands)	Gross	Accumulated Amortization	Net
Merchant relationships	$588,000	(63,000)	$525,000
Channel relationships	439,600	(148,815)	290,785
Customer relationships	166,340	(122,465)	43,875
Trade name	62,397	(45,197)	17,200
Covenants-not-to-compete	29,940	(13,869)	16,071
Database	28,000	(19,600)	8,400
Trade association	10,000	(6,750)	3,250
Favorable lease	3,006	(911)	2,095
Total	$1,327,283	(420,607)	$906,676

	2015
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(99,909)	$218,691
Customer relationships	166,579	(104,736)	61,843
Trade name	46,422	(24,422)	22,000
Covenants-not-to-compete	14,940	(7,834)	7,106
Database	28,000	(14,000)	14,000
Trade association	10,000	(5,750)	4,250
Favorable lease	875	(445)	430
Total	$585,416	(257,096)	$328,320

Weighted Average Useful Life

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2016 is as follows:

Weighted Average Amortization Period (Yrs)
Merchant relationships	7.0
Channel relationships	8.6
Customer relationships	8.2
Trade name	3.9
Covenants-not-to-compete	4.1
Database	5.0
Trade association	10.0
Favorable lease	5.4
Total	7.4

Estimated Future Amortization Expense

(in thousands)
2017	$180,304
2018	161,647
2019	145,601
2020	140,193
2021	119,617